Expense Example - Voya Solution 2030 Portfolio	Class ADV 1 Yr	Class ADV 3 Yrs	Class ADV 5 Yrs	Class ADV 10 Yrs	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class S 1 Yr	Class S 3 Yrs	Class S 5 Yrs	Class S 10 Yrs	Class S2 1 Yr	Class S2 3 Yrs	Class S2 5 Yrs	Class S2 10 Yrs	Class T 1 Yr	Class T 3 Yrs	Class T 5 Yrs	Class T 10 Yrs
USD ($)	124	442	783	1,746	74	286	516	1,178	99	365	651	1,466	114	411	730	1,635	145	504	888	1,965